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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2008
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                July 3, 2008
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                 As of 6/30/2008

                                                                Units Held Today

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Asset Types listed include 010, 020, 030, 035, 080. Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                            Market                  Investment   Voting Authority
                                                            Value          Units      Powers       Full     Partial    None
AT&T INC.                   Common Stock     00206R102  $ 1,734,125.41   51,473.00      FULL    49,613.00      0.00  1,860.00
AT&T INC.                   Common Stock     00206R102  $   324,367.34    9,628.00    PARTIAL    8,522.00  1,106.00      0.00
ABBOTT LABS                 Common Stock     002824100  $ 1,304,598.13   24,829.00      FULL    24,129.00      0.00    700.00
ABBOTT LABS                 Common Stock     002824100  $   352,780.20    6,660.00    PARTIAL    6,360.00      0.00    300.00
AIR PRODS & CHEMS INC       Common Stock     009158106  $   410,269.00    4,150.00      FULL     4,150.00      0.00      0.00
AMERICAN EXPRESS CO         Common Stock     025816109  $   411,695.43   11,164.00      FULL    10,109.00      0.00  1,055.00
AMERICAN INTL GROUP INC     Common Stock     026874107  $   298,336.52   11,275.00      FULL    10,293.00      0.00    982.00
APPLE COMPUTER INC          Common Stock     037833100  $   463,139.04    2,766.00      FULL     2,566.00      0.00    200.00
AUTOMATIC DATA
PROCESSING INC              Common Stock     053015103  $   371,694.90    8,871.00      FULL     8,071.00      0.00    800.00
B P  P L C SPONS A D R      American
                            Depository
                            Receipts         055622104  $   883,191.16   12,695.00      FULL    12,495.00      0.00    200.00
B P  P L C SPONS A D R      American
                            Depository
                            Receipts         055622104  $   209,614.42    3,013.00    PARTIAL    3,013.00      0.00      0.00
BANK OF AMERICA CORP        Common Stock     060505104  $   297,873.73   12,479.00      FULL    11,979.00      0.00    500.00
CHEVRON CORPORATION         Common Stock     166764100  $   798,888.67    8,059.00      FULL     6,985.00      0.00  1,074.00
CHEVRON CORPORATION         Common Stock     166764100  $   236,920.70    2,390.00    PARTIAL    2,280.00    110.00      0.00

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
CISCO SYS INC               Common Stock     17275R102  $   687,216.70   29,545.00      FULL    28,645.00      0.00    900.00
CISCO SYS INC               Common Stock     17275R102  $   272,863.06   11,731.00    PARTIAL   11,421.00    310.00      0.00
DANAHER CORP                Common Stock     235851102  $   679,698.90    8,793.00      FULL     8,043.00      0.00    750.00
DOMINION RESOURCES INC      Common Stock     25746U109  $   750,247.02   15,798.00      FULL    14,138.00      0.00  1,660.00
E M C CORP MASS             Common Stock     268648102  $   150,425.60   10,240.00      FULL     9,940.00      0.00    300.00
ECOLAB INC                  Common Stock     278865100  $   457,843.50   10,650.00      FULL    10,650.00      0.00      0.00
EMERSON ELEC CO             Common Stock     291011104  $   566,845.35   11,463.00      FULL    11,363.00      0.00    100.00
EMERSON ELEC CO             Common Stock     291011104  $   270,244.25    5,465.00    PARTIAL    5,465.00      0.00      0.00
EXXON MOBIL CORP            Common Stock     30231G102  $ 3,386,835.90   38,430.00      FULL    36,903.00      0.00  1,527.00
EXXON MOBIL CORP            Common Stock     30231G102  $ 1,381,001.67   15,670.05    PARTIAL   12,614.05  2,656.00    400.00
F P L GROUP INC             Common Stock     302571104  $   573,693.84    8,748.00      FULL     8,044.00      0.00    704.00
GENERAL ELEC CO             Common Stock     369604103  $ 1,795,623.14   67,277.00      FULL    63,835.00      0.00  3,442.00
GENERAL ELEC CO             Common Stock     369604103  $   785,967.12   29,448.00    PARTIAL   27,628.00    820.00  1,000.00
HEWLETT PACKARD CO          Common Stock     428236103  $   228,830.97    5,176.00      FULL     4,201.00      0.00    975.00
INTEL CORP                  Common Stock     458140100  $   247,514.04   11,523.00      FULL    10,123.00      0.00  1,400.00
INTERNATIONAL BUSINESS
MACHINES CORP               Common Stock     459200101  $   303,081.21    2,557.00      FULL     2,557.00      0.00      0.00
J P MORGAN CHASE & CO       Common Stock     46625H100  $   277,396.35    8,470.00      FULL     7,370.00      0.00  1,100.00
JACOBS ENGR GROUP INC       Common Stock     469814107  $   519,143.10    6,633.00      FULL     6,483.00      0.00    150.00

JOHNSON & JOHNSON           Common Stock     478160104  $   771,050.56   11,984.00      FULL    10,073.00      0.00  1,911.00
KELLOGG CO                  Common Stock     487836108  $   475,398.00    9,900.00      FULL     9,250.00      0.00    650.00
MERCK & CO INC              Common Stock     589331107  $   304,082.92    8,068.00    PARTIAL    8,068.00      0.00      0.00
MICROSOFT CORP              Common Stock     594918104  $ 1,021,336.26   37,126.00      FULL    35,122.00      0.00  2,004.00
MORGAN STANLEY              Common Stock     617446448  $   333,647.50    9,250.00      FULL     8,100.00      0.00  1,150.00
NIKE INC                    Common Stock     654106103  $ 1,063,442.40   17,840.00      FULL    16,990.00      0.00    850.00
NIKE INC                    Common Stock     654106103  $   242,910.75    4,075.00    PARTIAL    3,975.00    100.00      0.00
PATTERSON COS INC           Common Stock     703395103  $   247,610.75    8,425.00      FULL     8,025.00      0.00    400.00
PAYCHEX INC COM             Common Stock     704326107  $   285,523.84    9,128.00    PARTIAL    9,128.00      0.00      0.00
PEPSICO INC                 Common Stock     713448108  $ 1,312,688.37   20,643.00      FULL    19,518.00      0.00  1,125.00
PEPSICO INC                 Common Stock     713448108  $   303,578.66    4,774.00    PARTIAL    4,774.00      0.00      0.00
PFIZER INC                  Common Stock     717081103  $   185,950.68   10,644.00      FULL     8,955.00      0.00  1,689.00
PROCTER & GAMBLE CO         Common Stock     742718109  $ 1,133,285.56   18,636.50      FULL    18,186.50      0.00    450.00
ROCKPORT NATL BANCORP INC   Common Stock     773871108  $   839,500.00   14,600.00      FULL    14,600.00      0.00      0.00
SCHERING PLOUGH CORP        Common Stock     806605101  $   242,474.26   12,314.59    PARTIAL   12,314.59      0.00      0.00
SUN LIFE FINANCIAL ADR      Foreign Stock    866796105  $   243,120.15    5,937.00      FULL     5,937.00      0.00      0.00
TEVA PHARMACEUTICAL
INDS LTD ADR                American
                            Depository
                            Receipts         881624209  $   607,537.00   13,265.00      FULL    12,315.00      0.00    950.00
TEVA PHARMACEUTICAL
INDS LTD ADR                American
                            Depository
                            Receipts         881624209  $   218,145.40    4,763.00    PARTIAL    4,763.00      0.00      0.00
TEXAS INSTRUMENTS INC       Common Stock     882508104  $   296,046.08   10,513.00      FULL    10,513.00      0.00      0.00

3M CO                       Common Stock     88579Y101  $   248,436.30    3,570.00      FULL     3,220.00      0.00    350.00
3M CO                       Common Stock     88579Y101  $   275,089.27    3,953.00    PARTIAL    3,553.00    200.00    200.00
UNILEVER N V  A D R         American
                            Depository
                            Receipts         904784709  $   211,409.60    7,444.00      FULL     6,051.00      0.00  1,393.00
UNITED TECHNOLOGIES CORP    Common Stock     913017109  $   322,691.00    5,230.00      FULL     5,230.00      0.00      0.00
VARIAN SEMICONDUCTOR
EQUIPMENT                   Common Stock     922207105  $   451,127.92   12,956.00      FULL    12,956.00      0.00      0.00
VERIZON COMMUNICATIONS INC  Common Stock     92343V104  $   939,445.20   26,538.00      FULL    25,944.00      0.00    594.00
VERIZON COMMUNICATIONS INC  Common Stock     92343V104  $   293,101.17    8,279.69    PARTIAL    7,129.69    906.00    244.00
WACHOVIA CORP 2ND NEW       Preferred Stock  929903201  $        52.51   21,006.00      FULL    21,006.00      0.00      0.00
WAL MART STORES INC         Common Stock     931142103  $   257,901.80    4,589.00      FULL     4,389.00      0.00    200.00
WELLS FARGO & CO            Common Stock     949746101  $   349,956.25   14,735.00      FULL    13,175.00      0.00  1,560.00
WYETH                       Common Stock     983024100  $   654,222.36   13,641.00      FULL    13,341.00      0.00    300.00
ACCENTURE LTD               Common Stock     G1150G111  $   434,278.80   11,515.00      FULL    10,615.00      0.00    900.00
TRAVEL CENTERS OF
AMERICA                     Common Stock     JKE174103  $        12.90   30,000.00      FULL    30,000.00      0.00      0.00

   Grand Total                                          $35,997,020.59  862,411.83

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